Borrowings - Subsequent Event (Details) - USD ($) $ in Thousands	Mar. 14, 2025	Feb. 27, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,735,573		$ 1,324,848
Credit Facility & Term Loan II
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 385,000
Borrowings			$ 284,400		$ 159,000
Subsequent Events | ABS X Note
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 530,000
Subsequent Events | Credit Facility & Term Loan II
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 900,000